Commissions Income (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Commissions Income

Description	12/31/2019	12/31/2018	12/31/2017
Performance obligations satisfied at a point in time
Commissions related to obligations	11,132,435	13,977,988	13,021,523
Commissions related to credit cards	5,930,277	5,726,542	6,759,474
Commissions related to insurance	1,169,363	1,297,810	1,411,206
Commissions related to trading and foreign exchange transactions	455,909	416,484	338,602
Commissions related to securities value	273,147	160,305	159,055
Commissions related to loans and other financing	159,513	135,994	661,205
Commissions related to financial guarantees granted	3,973	630

Performance obligations satisfied over certain time period
Commissions related to credit cards	267,083	235,417	301,811
Commissions related to trading and foreign exchange transactions	33,960	30,792	45,777
Commissions related to loans and other financing	10,705	8,804	37,658
Commissions related to obligations	2,845	8,440	41,834
Commissions related to financial guarantees granted	2,223	1,485	7,986

	19,441,433	22,000,691	22,786,131